DIVIDENDS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2024
DIVIDENDS
Payments of dividend		$ 33,022
O 2024 Q3 Dividends
DIVIDENDS
Date Declared	Aug. 26, 2024
Dividends, Per Share, Declared	$ 0.0589
Date of Record	Sep. 11, 2024
Payments of dividend	$ 33,000
Dividends Payable, Date to be Paid	Oct. 31, 2024
O 2024 Q3 Dividends | ADR
DIVIDENDS
Dividends, Per Share, Declared	$ 0.0589